Schedule of credit risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Estimated total gross carrying amount at	$ 2,514,375	$ 3,233,234	$ 2,151,682
Trade receivables	2,514,375	3,233,234	2,285,870
Credit risk [member]
IfrsStatementLineItems [Line Items]
Estimated total gross carrying amount at	2,971,931	3,821,607	2,740,055
ECL	$ (457,556)	$ (588,373)	(588,373)
Other receivables			$ 134,188
Not past due [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	7.00%	7.00%	15.00%
Estimated total gross carrying amount at	$ 693,923	$ 892,316	$ 804,724
ECL	$ (49,180)	$ (63,241)	(116,455)
Other receivables
Later than one month and not later than two months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	11.00%	11.00%	54.00%
Estimated total gross carrying amount at	$ 1,130,636	$ 1,453,885	$ 979,987
ECL	$ (124,348)	$ (159,899)	(174,010)
Other receivables			$ 15,760
Later than two months and not later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	22.00%	22.00%	54.00%
Estimated total gross carrying amount at	$ 312,436	$ 401,761	$ 244,561
ECL	$ (69,443)	$ (89,297)	(68,020)
Other receivables			$ 31,496
Later than four months [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	26.00%	26.00%	59.00%
Estimated total gross carrying amount at	$ 396,665	$ 510,072	$ 386,405
ECL	$ (101,929)	$ (131,071)	(135,819)
Other receivables			$ 18,146
Later than one year [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
ECL rate	26.00%	26.00%	59.00%
Estimated total gross carrying amount at	$ 438,271	$ 563,573	$ 324,378
ECL	$ (112,656)	$ (144,865)	(94,069)
Other receivables			$ 68,786